Public Offering (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 19, 2019	Dec. 31, 2021	Sep. 28, 2021
Public Offering (Details) [Line Items]
Price per unit			$ 0.1
Business combination, description		Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
IPO [Member]
Public Offering (Details) [Line Items]
Additional units sold		15,000,000
Price per unit		$ 10
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Additional units sold	2,250,000
Price per unit	$ 10